COMMON STOCK REPURCHASE PROGRAM (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 08, 2012
Common Stock Repurchase Program [Abstract]
Treasury stock purchased			10,517
Stock Repurchase Program, Up to 5% Percent of Company's Stock to be Repurchased				5.00%
Stock Repurchase Program, Number of Shares Authorized to be Repurchased				528,815
Stock Repurchased During Period, Shares	465,788	547
Stock Repurchased During Period, Value	$ 5,300	$ 5